Note 13 - Related Parties' Transactions - Related Parties' Transactions Schedule (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Prepayments, related party transactions	$ 18,632	$ 13,174
Amounts payable, related party transactions	1,958	299
Expenses or payments, related party transactions	(660)	(2,071)
Servios especializados de avaliao de empresas ltda [member] | Cost sharing agreement [member]
Statement Line Items [Line Items]
Prepayments, related party transactions	0	0
Amounts payable, related party transactions	0	0
Expenses or payments, related party transactions	(344)	(391)
Miazga participacoes [Member] | Leasing agreements [member]
Statement Line Items [Line Items]
Prepayments, related party transactions	0	0
Amounts payable, related party transactions	7	42
Expenses or payments, related party transactions	(169)	(16)
Miazga participacoes [Member] | Prepaid land lease [member]
Statement Line Items [Line Items]
Prepayments, related party transactions	0	96
Amounts payable, related party transactions	0	22
Expenses or payments, related party transactions	0	0
Miazga participacoes [Member] | Royalties [member]
Statement Line Items [Line Items]
Prepayments, related party transactions
Amounts payable, related party transactions	965
Expenses or payments, related party transactions	(1,355)
Miazga participacoes [Member] | Accounts receivable 1 [member]
Statement Line Items [Line Items]
Prepayments, related party transactions	0	121
Amounts payable, related party transactions	0	0
Expenses or payments, related party transactions	0	0
Arqueana empreendimentos participacoes [member] | Leasing agreements [member]
Statement Line Items [Line Items]
Prepayments, related party transactions	0	0
Amounts payable, related party transactions	176	235
Expenses or payments, related party transactions	(121)	(24)
R-TEK [member]
Statement Line Items [Line Items]
Prepayments, related party transactions	0	0
Amounts payable, related party transactions	0	0
Expenses or payments, related party transactions	0	(2,278)
Tatooine [member]
Statement Line Items [Line Items]
Prepayments, related party transactions	18,632	12,957
Amounts payable, related party transactions	0	0
Expenses or payments, related party transactions	2,913	638
Instituto Lítio verde [member]
Statement Line Items [Line Items]
Prepayments, related party transactions	0	0
Amounts payable, related party transactions	810	0
Expenses or payments, related party transactions	$ (1,584)	$ 0